Quarterly Financial Data (Unaudited)	12 Months Ended
Aug. 31, 2018
Notes to Financial Statements
NOTE 10 - Quarterly Financial Data (Unaudited)

The following is the quarterly financial data for the years ended August 31, 2018 and 2017:

	2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Revenue	$-	$-	$-	$-	$-
Net loss	(2,699,153)	(1,489,463)	(1,444,896)	(1,221,035)	(6,854,547)
Basic and diluted loss per share	$(0.08)	$(0.04)	$(0.04)	$(0.03)	$(0.19)

	2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Revenue	$-	$-	$-	$-	$-
Net loss	(1,722,529)	(1,286,271)	(1,202,337)	(1,142,288)	(5,353,425)
Basic and diluted loss per share	$(0.06)	$(0.04)	$(0.04)	$(0.03)	$(0.17)